Offerings	Apr. 24, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Shares of Beneficial Interest, no par value per share
Maximum Aggregate Offering Price	$ 8,279,000,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,143,329.9
Offering Note

(1)
Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(o) under the Securities Act of 1933, as amended. Includes any Common Shares acquired by the underwriters in connection with the exercise of their option to purchase additional Common Shares, as described in the prospectus of the registrant included in this registration statement.

Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Shares of Beneficial Interest, no par value per share
Maximum Aggregate Offering Price	$ 1,000,000
Amount of Registration Fee	$ 138.1
Offering Note

(1)
Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(o) under the Securities Act of 1933, as amended. Includes any Common Shares acquired by the underwriters in connection with the exercise of their option to purchase additional Common Shares, as described in the prospectus of the registrant included in this registration statement.